HUSSMAN FUNDS	Hussman Investment Trust Shareholder Services P.O. Box 46707 Cincinnati, OH 45246-0707

Filed via EDGAR

September 10, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hussman Investment Trust

File No. 333-35342

Ladies and Gentlemen:

On behalf of Hussman Investment Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “Securities Act”) are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectus of the Hussman Strategic Allocation Fund series of the Trust as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on August 29, 2019. The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3403 if you have any questions concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain

Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com